Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans
The amounts recognised in the balance sheet were as follows:

		Group
	2020	2019
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	495	669
Funded defined benefit pension scheme - deficit	(361)	(239)
Unfunded pension and post retirement medical benefits	(42)	(41)
Total net assets	92	389

Disclosure of Pension Remeasurements Included in Other Comprehensive income	Remeasurement losses/(gains) recognised in other comprehensive income during the year were as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Pension remeasurement	505	522	(470)

Disclosure of Total Defined Benefit Plan Amount Charged to the Income Statement
The total amount charged to the income statement was as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Net interest income	(10)	(23)	(7)
Current service cost	36	34	41
Past service and GMP costs	1	1	41
Administration costs	8	8	8
	35	20	83

Summary of Amounts Recognised in Other Comprehensive Income
The amounts recognised in other comprehensive income were as follows:

			Group
	2020	2019	2018
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	(1,328)	(855)	246
Actuarial losses/(gains) arising from changes in demographic assumptions	34	42	(56)
Actuarial (gains)/losses arising from experience adjustments	(141)	(42)	15
Actuarial losses/(gains) arising from changes in financial assumptions	1,940	1,377	(675)
Pension remeasurement	505	522	(470)

Disclosure Of Movements In The Present Value Of Defined Benefit Obligations
Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2020	2019
	£m	£m
At 1 January	(12,158)	(10,804)
Current service cost paid by Santander UK plc	(24)	(22)
Current service cost paid by subsidiaries	(12)	(12)
Interest cost	(253)	(308)
Employer salary sacrifice contributions	(2)	(9)
Past service cost	(1)	(1)
Remeasurement due to actuarial movements arising from:
–Changes in demographic assumptions	(34)	(42)
– Experience adjustments	141	42
–Changes in financial assumptions	(1,940)	(1,377)
Benefits paid	396	375
At 31 December	(13,887)	(12,158)

Disclosure of Movements in Fair Value of Schemes' Assets
Movements in the fair value of the schemes’ assets were as follows:

	Group
	2020	2019
	£m	£m
At 1 January	12,547	11,532
Interest income	263	331
Contributions paid by employer and scheme members	245	212
Contributions paid by fellow Banco Santander subsidiaries	—	—
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	1,328	855
Benefits paid	(396)	(375)
At 31 December	13,979	12,547

Summary of Composition and Fair Value of Plan Assets
The composition and fair value of the schemes’ assets by category was:

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total
2020	£m	%	£m	%	£m	%
UK equities	40	—	—	—	40	—
Overseas equities	1,271	9	1,004	7	2,275	16
Corporate bonds	1,121	8	457	3	1,578	11
Government fixed interest bonds	1,618	12	—	—	1,618	12
Government index-linked bonds	6,695	48	—	—	6,695	48
Property	—	—	1,454	10	1,454	10
Derivatives	—	—	312	2	312	2
Cash	—	—	1,161	8	1,161	8
Repurchase agreements(1)	—	—	(2,198)	(15)	(2,198)	(15)
Other	—	—	1,044	8	1,044	8
	10,745	77	3,234	23	13,979	100
2019
UK equities	128	1	—	—	128	1
Overseas equities	1,742	14	933	7	2,675	21
Corporate bonds	1,333	11	444	4	1,777	15
Government fixed interest bonds	2,710	22	—	—	2,710	22
Government index-linked bonds	4,543	35	—	—	4,543	35
Property	—	—	1,332	11	1,332	11
Derivatives	—	—	94	1	94	1
Cash	—	—	984	8	984	8
Repurchase agreements(1)	—	—	(3,263)	(26)	(3,263)	(26)
Other	—	—	1,567	12	1,567	12
	10,456	83	2,091	17	12,547	100
(1)    Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes
The principal actuarial assumptions used for the defined benefit schemes were:

	Group
	2020	2019	2018
	%	%	%
To determine benefit obligations:
–Discount rate for scheme liabilities	1.3	2.1	2.9
–General price inflation	3.0	3.0	3.2
–General salary increase	1.0	1.0	1.0
–Expected rate of pension increase	2.9	2.9	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.5	27.3	27.3
–Females	30.0	29.8	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	29.0	28.9	28.7
–Females	31.5	31.3	31.6

Summary of Actuarial Assumption Sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
		2020	2019
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	25 bps increase	(662)	(564)
General price inflation	25 bps increase	365	407
Mortality	Each additional year of longevity assumed	515	419

Disclosure of Defined Benefit Plan Expected Future Benefit Payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2021	359
2022	327
2023	336
2024	359
2025	382
Five years ending 2030	2,139